1
The Gabelli Focused Growth and Income Fund
Schedule of Investments — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 79.3%
Automotive: Parts and Accessories  — 1.3%
6,000 Aptiv plc† ................................................. $ 538,320
Building and Construction  — 2.6%
7,500 Herc Holdings Inc. .................................... 1,116,675
Computer Software and Services  — 1.8%
5,500 Alphabet Inc., Cl. C† ................................. 775,115
Energy and Utilities  — 22.6%
178,819 Energy Transfer LP ................................... 2,467,702
100,000 Enterprise Products Partners LP ............... 2,635,000
96,000 Kinder Morgan Inc. ................................... 1,693,440
8,500 New Fortress Energy Inc. .......................... 320,705
81,772 NextEra Energy Partners LP ...................... 2,486,687
9,603,534
Financial Services  — 11.3%
25,000 Apollo Global Management Inc. ................ 2,329,750
16,500 Morgan Stanley ........................................ 1,538,625
92,571 New York Community Bancorp Inc. ........... 947,001
4,815,376
Food and Beverage  — 4.3%
50,000 Maple Leaf Foods Inc. .............................. 952,417
8,000 Mondelēz International Inc., Cl. A .............. 579,440
3,500 Post Holdings Inc.† .................................. 308,210
1,840,067
Health Care  — 4.2%
5,500 AbbVie Inc. .............................................. 852,335
27,000 Option Care Health Inc.† ........................... 909,630
1,761,965
Metals and Mining  — 1.5%
15,000 Newmont Corp. ........................................ 620,850
Real Estate Investment Trusts  — 22.5%
142,167 Blackstone Mortgage Trust Inc., Cl. A ........ 3,023,892
84,099 Franklin BSP Realty Trust Inc. ................... 1,136,177
170,633 Medical Properties Trust Inc. .................... 837,808
5,000 Simon Property Group Inc. ....................... 713,200
120,000 VICI Properties Inc. .................................. 3,825,600
9,536,677
Specialty Chemicals  — 0.9%
4,500 International Flavors & Fragrances Inc. ..... 364,365
Telecommunications  — 6.3%
122,000 AT&T Inc. ................................................. 2,047,160
4,000 GCI Liberty Inc., Escrow† ......................... 0
4,000 T-Mobile US Inc. ...................................... 641,320
2,688,480
TOTAL COMMON STOCKS .................. 33,661,424
Shares
Market
Value
PREFERRED STOCKS  — 13.2%
Diversified Industrial  — 2.5%
18,926 Babcock & Wilcox Enterprises Inc.,
8.125%, 02/28/26 ................................. $ 370,193
29,490 Steel Partners Holdings LP, Ser. A,
6.000%, 02/07/26 ................................. 675,321
1,045,514
Energy and Utilities  — 1.2%
19,991 Energy Transfer LP, Ser. D, 10.364% ......... 505,772
Financial Services  — 3.0%
2,828 Argo Blockchain plc, Ser. A, 8.750%,
11/30/26 ............................................... 32,098
39,091 FTAI Aviation Ltd., Ser. A, 8.250% ............. 963,984
26,235 Greenidge Generation Holdings Inc.,
8.500%, 10/31/26 ................................. 282,551
1,278,633
Retail  — 6.5%
77,400 Qurate Retail Inc., 8.000%, 03/15/31 ........ 2,783,304
TOTAL PREFERRED STOCKS ............... 5,613,223
MANDATORY CONVERTIBLE SECURITIES(a)  — 1.3%
Entertainment  — 1.3%
29,000 Paramount Global, Ser. A,
5.750%, 04/01/24 ................................. 542,300
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 6.2%
$ 2,655,000 U.S. Treasury Bills,
5.244% to 5.413%††,
01/04/24 to 03/21/24 ............................ 2,637,212
TOTAL INVESTMENTS — 100.0%
(Cost $32,262,505) ............................... $ 42,454,159
(a) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.